Taxes (Details) - Schedule of income (loss) before income tax - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Loss Before Income Tax [Abstract]
Loss before income tax expense from China	$ (9,398,680)	$ (13,889,029)	$ (3,280,706)
Loss before income tax expense from outside of China	(5,998,540)	(6,585,045)	(1,437,326)
Total loss before income tax provision	$ (15,397,220)	$ (20,474,074)	$ (4,718,032)